UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

 17605 Wright St., Suite 2 Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash

         Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period:  12/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2013
Shares				Value

	COMMON STOCK - 0.99%
	REITS - 0.99%
4,000	Annaly Capital Management, Inc. ^			$ 39,880
1000	MFS Financial, Inc.			7,060
	TOTAL COMMON STOCK			46,940
	(Cost - $54,818)

	EXCHANGE TRADED FUNDS - 2.06%
	EQUITY FUND - 2.06%
1,000	Alpine Total Dynamic Dividend Fund			4,190
1,550	iShares MSCI Philippines ETF			48,980
2,100	Market Vectors Gold Miners ETF ^			44,352
	TOTAL EXCHANGE TRADED FUNDS			97,522
	(Cost - $96,548)

	CLOSED-END FUNDS - 55.29%
36,000	Aberdeen Asia- Pacific Income Fund, Inc.			207,360
19,000	Aberdeen Global Income Fund, Inc.			197,030
3,000	Alliance Bernstein Income Fund, Inc.			21,390
500	AllianzGI Equity & Convertible Income Fund			9,760
18,300	American Select Portfolio			169,458
9,355	American Strategic Income Portfolio, Inc.			84,008
100	Central Fund of Canada Ltd.			1,325
500	Clough Global Allocation Fund			7,690
2,300	Cohen & Steers Limited Duration Preferred and Income Fund, Inc.			52,026
2,000	Cushing Royalty & Income Fund			33,940
3,700	DoubleLine Income Solutions Fund			78,033
3,000	Dreyfus Municipal Bond Infrastructure Fund, Inc.			31,050
10,000	Duff & Phelps Utility and Corporate Bond Trust, Inc.			100,300
1,500	Federated Enhanced Treasury Income Fund			19,170
17,500	First Trust Aberdeen Global Opportunity Income Fund			245,875
4,900	First Trust Intermediate Duration Preferred & Income Fund			104,125
6,800	First Trust Strategic High Income Fund II			109,140
2,000	Franklin Templeton Limited Duration Income Trust			25,980
5,500	GDL Fund			60,610
4,500	Ivy High Income Opportunities Fund			80,910
7,500	Legg mason BW Global Income Opportunities Fund, Inc.			126,525
20,000	Managed High Yield Plus Fund, Inc.			40,600
7,000	MFS Government Markets Income Trust			40,110
12,000	MFS Intermediate High Income Fund			34,680
26,000	MFS Intermediate Income Trust			134,680
22,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.			286,440
3,000	Nuveen AMT- Free Municipal Income Fund			36,120
300	Nuveen Global Income Opportunities Fund			3,417
13,500	Nuveen Intermediate Duration Municipal Term Fund *			155,385
200	Nuveen Long/Short Commodity Total Return Fund			3,444
700	Nuveen Mortgage Opportunity Term Fund			16,198
1,600	Nuveen Preferred & Income Term Fund			35,312
1,500	Principal Real Estate Income Fund			25,575

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Shares				Value

	CLOSED-END FUNDS - 55.29% (Continued)
2,000	Stone Harbor Emerging Markets Total Income Fund			$ 38,020
	TOTAL CLOSED-END FUNDS			2,615,686
	(Cost - $2,630,638)

	PREFERRED STOCK - 1.40%	Dividend Rate (%)
	REITS - 1.40%
3,000	Annaly Capital Management, Inc.	7.5000		66,000
	TOTAL PREFERRED STOCK
	(Cost - $64,765)

Principal		Coupon Rate (%)	Maturity
	PRIVATE PLACEMENT - 10.31%
275,000	LAOH Capital LLC Promissory Note +	30.0000	6/4/2014	275,000
212,845	LAOH Capital LLC Promissory Note +	76.2270	3/14/2014	212,845
	TOTAL PRIVATE PLACEMENT			487,845
	(Cost - $487,845)

Contracts **
	SCHEDULE OF CALL OPTIONS PURCHASED - 3.49%
50	Annaly Capital Management, Inc			100
	Expiration January 2014, Exercise Price $12.00
75	Buffalo Wild Wings, Inc.			13,875
	Expiration March 2014, Exercise Price $175.00
12	CBOE SPX Volatility Index			3,660
	Expiration May 2014, Exercise Price $15.00
20	CBOE SPX Volatility Index			1,600
	Expiration April 2014, Exercise Price $18.00
20	CBOE SPX Volatility Index			3,800
	Expiration May 2014, Exercise Price $185.00
25	CBOE SPX Volatility Index			6,500
	Expiration May 2014, Exercise Price $16.00
40	CBOE SPX Volatility Index			6,100
	Expiration April 2014, Exercise Price $18.00
50	CBOE SPX Volatility Index			12,625
	Expiration April 2014, Exercise Price $15.00
50	CBOE SPX Volatility Index			17,750
	Expiration May 2014, Exercise Price $14.00
70	CBOE SPX Volatility Index			10,850
	Expiration May 2014, Exercise Price $14.00
75	CBOE SPX Volatility Index			22,500
	Expiration March 2014, Exercise Price $13.00
75	CBOE SPX Volatility Index			16,875
	Expiration May 2014, Exercise Price $17.00
100	CBOE SPX Volatility Index			7,500
	Expiration February 2014, Exercise Price $18.00
100	CBOE SPX Volatility Index			6,250
	Expiration April 2014, Exercise Price $49.00
60	iShares MSCI Emerging Markets ETF			210
	Expiration March 2014, Exercise Price $49.00
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **				Value

	SCHEDULE OF CALL OPTIONS PURCHASED - 3.49% (Continued)
9	Netflix, Inc.			$ 33,750
	Expiration March 2014, Exercise Price $335.00
20	Netflix, Inc.			300
	Expiration February 2014, Exercise Price $560.00
200	Rite Aid Corp.			500
	Expiration April 2014, Exercise Price $9.00
25	VistaPrint Ltd.			188
	Expiration January 2014, Exercise Price $75.00
10	Western Union Co.			75
	Expiration January 2014, Exercise Price $18.00
	TOTAL CALL OPTIONS PURCHASED			165,008
	(Cost - $215,413)

	SCHEDULE OF PUT OPTIONS PURCHASED - 0.66%
200	CBOE SPX Volatility Index			6,000
	Expiration February 2014, Exercise Price $13.00
550	CBOE SPX Volatility Index			1,375
	Expiration April 2014, Exercise Price $11.00
3,725	CBOE SPX Volatility Index			9,312
	Expiration May 2014, Exercise Price $11.00
10	iShares MSCI France ETF			200
	Expiration March 2014, Exercise Price $26.00
20	Market Vectors Gold Miners ETF			500
	Expiration June 2014, Exercise Price $14.50
150	Netflix, Inc.			75
	Expiration January 2014, Exercise Price $150.00
20	PowerShares Emerging Markets Sovereign Debt Portfolio			1,300
	Expiration March 2014, Exercise Price $27.00
150	SPDR Barclays High Yield Bond ETF			12,375
	Expiration June 2014, Exercise Price $39.00
	TOTAL PUT OPTIONS PURCHASED			31,137
	(Cost - $50,807)
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **				Value

	SCHEDULE OF CALL FUTURE OPTIONS PURCHASED - 0.41%
30	US 10 Year Future			$ 18,750
	Expiration February 2014, Exercise Price $123.00
50	US 2 Year Future			781
	Expiration February 2014, Exercise Price $110.375
	TOTAL CALL FUTURE OPTIONS PURCHASED			19,531
	(Cost - $22,992)

	SCHEDULE OF PUT FUTURE OPTIONS PURCHASED - 0.23%
50	US 2YR Treasury Note			7,812
	Expiration March 2014, Exercise Price $109.875
30	US 10 Year Future			469
	Expiration February 2014, Exercise Price $119.00
10	S&P 500 Emini			2,475
	Expiration January 2014, Exercise Price $119.00
	TOTAL PUT FUTURE OPTIONS PURCHASED			10,756
	(Cost - $28,841)
Shares
	SHORT-TERM INVESTMENT - 41.65%
	MONEY MARKET FUND - 41.65%
1,970,220	Fidelity Institutional Money Market Fund, 0.00% +			1,970,220
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $1,970,220)

	TOTAL INVESTMENTS - 116.49%			$ 5,510,645
	(Cost - $2,718,969) (a)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (16.49) %			(779,920)
	NET ASSETS - 100.00%			$ 4,730,725

	SECURITIES SOLD SHORT - (22.60)%
	COMMON STOCK SOLD SHORT - (12.04) %
350	Envestnet, Inc. *			14,105
1,000	Financial Engines, Inc.			69,480
2,000	Green Mountain Coffee Roasters			151,160
6,000	H&R Block, Inc.			174,240
50	Morningstar, Inc			3,905
1,000	Outerwall, Inc. *			67,270
1,000	Spirit Airlines, Inc. *			45,410
250	Splunk, Inc. *			17,168
475	VistaPrint Ltd *			27,004
	TOTAL COMMON STOCK SOLD SHORT			569,742
	(Proceeds - $541,938)

	EXCHANGE TRADED FUNDS SOLD SHORT - (10.56) %
3,000	Global X FTSE Greece 20 ETF			67,590
1,000	iShares MSCI Emerging Markets ETF			41,770
50	iShares MSCI France ETF			1,423
175	iShares Russell 2000 Growth ETF			23,714
8,000	SPDR Barclays High Yield Bond ETF			324,480
1,000	SPDR S&P Regional Banking ETF			40,610
	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT			499,587
	(Proceeds - $485,242)
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **				Value

	SCHEDULE OF CALL OPTIONS WRITTEN - (4.35) %
100	Block H&R, Inc.			$ 6,500
	Expiration January 2014, Exercise Price $29.00
75	Buffalo Wild Wings, Inc.			25,125
	Expiration March 2014, Exercise Price $165.00
285	CBOE SPX Volatility Index			50,588
	Expiration April 2014, Exercise Price $20.00
150	CBOE SPX Volatility Index			5,250
	Expiration Janurary 2014, Exercise Price $17.00
75	CBOE SPX Volatility Index			8,063
	Expiration March 2014, Exercise Price $19.00
50	CBOE SPX Volatility Index			4,750
	Expiration April 2014, Exercise Price $22.00
50	CBOE SPX Volatility Index			8,750
	Expiration May 2014, Exercise Price $19.00
60	iShares MSCI Emerging Markets ETF			5,520
	Expiration March 2014, Exercise Price $43.00
10	Market Vectors Gold Miners ETF			2,260
	Expiration June 2014, Exercise Price $21.00
10	Market Vectors Gold Miners ETF			1,820
	Expiration June 2014, Exercise Price $22.00
15	Netflix, Inc.			54,585
	Expiration February 2014, Exercise Price $350.00
15	Netflix, Inc.			21,885
	Expiration February 2014, Exercise Price $400.00
20	PowerShares Emerging Markets Sovereign Debt Portfolio			1,900
	Expiration March 2014, Exercise Price $26.00
200	Rite Aid Corp.			8,800
	Expiration April 2014, Exercise Price $5.50
	TOTAL CALL OPTIONS WRITTEN			205,796
	(Proceeds - $193,496)

	SCHEDULE OF PUT OPTIONS WRITTEN - (7.78) %
60	Block H&R, Inc.			1,200
	Expiration January 2014, Exercise Price $28.00
1,200	CBOE SPX Volatility Index			45,000
	Expiration May 2014, Exercise Price $13.00
900	CBOE SPX Volatility Index			63,000
	Expiration June 2014, Exercise Price $14.00

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **				Value

	SCHEDULE OF PUT OPTIONS WRITTEN (Continued) - (7.78) %
500	CBOE SPX Volatility Index			$ 38,750
	Expiration May 2014, Exercise Price $14.00
350	CBOE SPX Volatility Index			28,000
	Expiration April 2014, Exercise Price $14.00
325	CBOE SPX Volatility Index			26,812
	Expiration February 2014, Exercise Price $14.00
300	CBOE SPX Volatility Index			36,750
	Expiration May 2014, Exercise Price $15.00
250	CBOE SPX Volatility Index			31,875
	Expiration April 2014, Exercise Price $15.00
225	CBOE SPX Volatility Index			7,875
	Expiration April 2014, Exercise Price $13.00
170	CBOE SPX Volatility Index			14,025
	Expiration March 2014, Exercise Price $14.00
150	CBOE SPX Volatility Index			13,125
	Expiration January 2014, Exercise Price $14.00
100	CBOE SPX Volatility Index			3,500
	Expiration March 2014, Exercise Price $13.00
75	CBOE SPX Volatility Index			22,875
	Expiration June 2014, Exercise Price $18.00
50	CBOE SPX Volatility Index			5,900
	Expiration June 2014, Exercise Price $15.00
45	CBOE SPX Volatility Index			8,437
	Expiration May 2014, Exercise Price $16.00
25	CBOE SPX Volatility Index			4,000
	Expiration January 2014, Exercise Price $15.00
10	iShares MSCI Emerging Markets ETF			680
	Expiration March 2014, Exercise Price $39.00
100	Market Vectors Gold Miners ETF			7,500
	Expiration June 2014, Exercise Price $17.50
210	SPDR Barclays High Yield Bond ETF			7,875
	Expiration June 2014, Exercise Price $37.00
10	Spirit Airlines, Inc.			1,100
	Expiration March 2014, Exercise Price $40.00
	TOTAL PUT OPTIONS WRITTEN			368,279
	(Proceeds - $311,254)

	SCHEDULE OF CALL FUTURE OPTIONS WRITTEN - (0.23) %
50	US 2YR NOTE (CBT)			10,938
	Expiration March 2014, Exercise Price $109.875
	TOTAL CALL FUTURE OPTIONS WRITTEN			10,938
	(Proceeds - $9,615)

	SCHEDULE OF PUT FUTURE OPTIONS WRITTEN - (0.15) %
30	US 10 Year Future			7,031
	Expiration February 2014, Exercise Price $122.00
	TOTAL CALL FUTURE OPTIONS WRITTEN			7,031
	(Proceeds - $8,113)

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013
Contracts **				Value

				Unrealized
				Appreciation/
	FUTURES CONTRACTS PURCHASED - (0.01) %			(Depreciation)
4	CBOE VIX Future April 2014			$ (5,800)
	(Underlying Face Amount at Value $65,000)
1	Norwegian Krone March 2014			5,540
	(Underlying Face Amount at Value $328,940)
	TOTAL FUTURES CONTRACTS PURCHASED			(260)

	FUTURES CONTRACTS SOLD - (0.20) %
3	Euro Fx Future March 2014			(3,688)
	(Underlying Face Amount at Value $517,050)
3	Short Term Euro-BTP Futures March 2014			(496)
	(Underlying Face Amount at Value $327,180)
6	Spanish 10 year March 2014			(5,125)
	(Underlying Face Amount at Value $682,800)
	TOTAL FUTURES CONTRACTS SOLD			(9,309)

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURE CONTRACTS			$ (9,569)
GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

REITS - Real Estate Investment Trusts
* Non-Income producing security.
+ Variable rate security - interest rate is as of December 31, 2013.
^ Each security is subject to written call/put options.
** Each call/put option contract allows the holder of the option to purchase/sell 100 shares of the underlying stock.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including securities sold short and options and future options written is $4,080,345 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation			$ 23,620
	Unrealized depreciation			(254,694)
	Net unrealized depreciation			$ (231,074)

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for the Fund's assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock *	$ 46,940	$ -	$ -	$ 46,940
Exchange Traded Funds	$ 97,522	-	-	$ 97,522
Closed-Ends Funds	$ 2,615,686		-	$ 2,615,686
Preferred Stock	$ 66,000	-	-	$ 66,000
Private Placement	$ -	-	487,845	$ 487,845
Call Options Purchased	$ 165,008	-	-	$ 165,008
Put Options Purchased	$ 31,137	-	-	$ 31,137
Call Future Options Purchased	$ 19,531	-	-	$ 19,531
Put Future Options Purchased	$ 10,756	-	-	$ 10,756
Money Market Funds	$ 1,970,220	-	-	$ 1,970,220
Total	$ 5,022,800	$ -	$ 487,845	$ 5,510,645
Liabilities
Common Stock Sold Short	$ 569,742	$ -	$ -	$ 569,742
Exchange Traded Funds Sold Short	$ 499,587	-	-	$ 499,587
Call Options Written	$ 205,796	-	-	$ 205,796
Put Options Written	$ 368,279	-	-	$ 368,279
Call Future Options Written	$ 10,938	-	-	$ 10,938
Put Future Options Written	$ 7,031	-	-	$ 7,031
Futures Contracts**	$ 9,569	-		$ 9,569
Total	$ 1,670,942	$ -	$ -	$ 1,670,942
There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
*Please refer to the Portfolio of Investments for Industry Classification
**Includes cumulative net unrealized loss on futures contracts open at December 31, 2013.

The following is a reconciliation of assets in which level 3 inputs were used in determining value:

Private Placements
Beginning Balance	$ 487,845
Total realized gain (loss)	-
Appreciation (Depreciation)	-
Cost of Purchases	-
Paydowns	-
Accretion of Discount	-
Net transfers in/out of level 3	-
Ending Balance	$ 487,845

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Transactions – The Fund is subject to equity price risk and commodity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GL Macro Performance Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2013

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.  The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of December 31, 2013 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 12/31/2013
Equity contracts		(5,800)
Foreign exchange contracts		1,852
Interest rate contracts		(5,621)
Total		$(9,569)

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Fund, (“Fidelity”).  The Fund may redeem its investment from Fidelity at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of Fidelity.  The financial statements of Fidelity, including the portfolio of investments, can be found at www.fidelity.com or the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2013 the percentage of the Fund’s net assets invested in Fidelity was 41.65%.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/14

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

2/20/14